SCHEDULE OF INCOME TAX EXPENSES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Current	¥ 473,164	¥ 302,713	¥ 120,305
Deferred	18,079	91,910	76,049
Total	¥ 491,243	¥ 394,623	¥ 196,354